NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd. The percentage of the Company’s members’ equity owned by the Fund at December 31, 2025, was 34.26%. The Fund has included the Company’s schedule of investments as of December 31, 2025, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 27, 2026.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(C)	Acquisition Type	Acquisition Dates (D)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (21.57%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-10/2022	North America	$352,360	$1,745,787
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-10/2022	North America	835,622	3,944,543
Carlyle Partners VII, L.P.	Primary	12/2018-07/2025	North America	8,012,601	12,918,916
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-11/2024	North America	4,028,389	6,553,509
Cortefiel Co-Invest SCSp	Co-investment	10/2017-05/2022	Europe	534,501	949,299
CVC Capital Partners VII, L.P.	Primary	12/2018-12/2025	Europe	4,706,231	12,410,262
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	5,486,611
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	1,384,788	2,294,996
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	125,598	108,115
SLP Blue Co-Invest, L.P.	Co-investment	06/2018-05/2022	North America	1,805,947	3,125,567
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2021	North America	2,978,737	5,060,614
TPG Healthcare Partners, L.P.	Primary	12/2019-04/2025	North America	1,750,097	2,297,590
TPG Partners VIII, L.P.	Primary	12/2019-05/2025	North America	6,800,109	11,537,724
				34,898,491	68,433,533
Small and Mid-cap Buyout (37.65%)
BC Holdco, LLC	Co-investment	11/2017-02/2023	North America	1,730,050	6,115,861
ByLight InvestCo LP	Co-investment	05/2017-02/2023	North America	-	5,250,781
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2024	North America	4,374,105	10,665,747
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	4,429,357
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2024	Europe	2,280,811	5,732,073
EXC Holdings LP (F)	Co-investment	11/2017-12/2022	North America	616,454	1,808,091
Further Global Capital Partners, L.P.	Primary	03/2018-10/2025	North America	8,845,945	11,173,904
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	4,847,226
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-09/2025	North America	5,014,158	7,221,810
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-09/2024	Europe	1,621,380	4,535,782
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	862,033
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	2,741,914
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	-	171,911
NB Verrocchio LP	Co-investment	06/2018-05/2022	South America	3,368,022	1,357,815
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-03/2024	North America	36,682	39,622
PPC Fund II, L.P.	Primary	04/2018-07/2025	North America	8,780,628	14,548,078
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,090,237	2,694,445
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,068,539	3,305,185
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-09/2022	North America	1,120,597	3,219,720
Veritas Capital Fund VI, L.P.	Primary	06/2017-07/2024	North America	3,477,877	6,912,071
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	-	11,592
Webster Capital IV, L.P.	Primary	07/2018-06/2023	North America	5,446,974	11,742,405
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,584,571
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	8,435,832
				58,327,558	119,407,826

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(C)	Acquisition Type	Acquisition Dates (D)	Geographic Region (E)	Cost	Fair Value
Special Situations (16.48%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-11/2025	North America	2,663,302	4,198,849
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	3,443,172	9,003,529
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-10/2022	North America	1,306,716	3,274,060
Epiris Fund II L.P.	Primary	05/2018-11/2025	Europe	7,378,645	13,538,973
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	2,430,377	1,143,972
NB Arch LP	Co-investment	09/2017-06/2022	North America	837,210	4,418,872
Runner Topco L.P. (F)	Co-investment	04/2018	North America	132,049	-
Sycamore Partners III, L.P.	Primary	01/2018-08/2025	North America	10,945,677	16,704,402
				29,137,148	52,282,657
Venture Capital (18.84%)
Alsop Louie Capital IV L.P.	Primary	11/2017-05/2025	North America	5,193,367	5,816,344
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,633,669	4,472,199
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	605,083	2,119,855
Canaan XI L.P.	Primary	01/2018-02/2023	North America	3,702,142	8,197,661
DFJ Growth III, L.P.	Primary	05/2017-09/2023	North America	3,419,634	12,588,657
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	1,984,197	4,258,406
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,446,239	6,527,014
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-11/2023	Europe	2,699,261	10,911,418
TPG Tech Adjacencies, L.P.	Primary	06/2019-03/2023	North America	3,519,571	4,860,785
				25,203,163	59,752,339

Short Term Investments	Cost	Fair Value
Money Market Fund (5.56%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	17,649,397	17,649,397
	17,649,397	17,649,397

Total Investments in Portfolio Funds (cost $165,215,757) (100.10%)		317,525,752
Other Assets & Liabilities (Net) (-0.10%)		(329,174)
Members' Equity - Net Assets (100.00%)		$317,196,578

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2025 aggregated $147,566,360. Total fair value of illiquid and restricted securities at December 31, 2025 was $299,876,355 or 94.54% of net assets.
(C)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(D)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 3.60%, the annualized seven-day yield as of December 31, 2025.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Company’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of December 31, 2025.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,486,611	$62,946,922	$68,433,533
Small and Mid-cap Buyout	-	-	7,008,201	112,399,625	119,407,826
Special Situations	-	-	-	52,282,657	52,282,657
Venture Capital	-	-	-	59,752,339	59,752,339
Money Market Fund	17,649,397	-	-	-	17,649,397
Total	$17,649,397	$-	$12,494,812	$287,381,543	$317,525,752

Significant Unobservable Inputs

As of December 31, 2025, the Company had investments valued at $317,525,752. The fair value of investments valued at $287,381,543 in the Company’s Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2025:

			Unobservable Inputs
Investments	Fair Value 12/31/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$5,486,611	Market Comparables	LTM EBITDA	12.9x	N/A

Small and Mid-cap Buyout	6,996,609	Market Comparables	LTM EBITDA	13.2x-17.6x	15.1x

Small and Mid-cap Buyout	11,592	Escrow Value	1.0x Escrow	N/A	N/A

Total	$12,494,812

1 Inputs weighted based on fair value of investments in range.

During the nine months ended December 31, 2025, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$56,900

During the nine months ended December 31, 2025, change in unrealized appreciation and realized gains from Level 3 investments were $268,954 and $56,900, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the nine months ended December 31, 2025.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2025 is one to three years, with the possibility of extensions by each of the Portfolio Funds.